NYSE

15007905

Received SEC

JUN 29 2015

Washington, DC 20549

**Silvio Conte (Joe)**
Head of Corporate Actions
Global Listings

New York Stock Exchange
20 Broad Street, 16th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

001- 13666

June 29, 2015

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

CERT NYS

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the Preferred Share Purchase Rights of Darden Restaurants, Inc. under the Exchange Act of 1934.

Sincerely,